Right of Use Assets (Details) - Schedule of allocation of the right of use assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of allocation of the right of use assets [Abstract]
Office lease	$ 753,716	$ 1,004,750
Car leases	132,421	73,095
Total	$ 887,137	$ 1,077,845